Document and Entity Information	May 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2020
Entity Registrant Name	MYOKARDIA, INC.
Entity Central Index Key	0001552451
Entity Emerging Growth Company	false
Entity File Number	001-37609
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	44-5500552
Entity Address, Address Line One	1000 Sierra Point Parkway
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	741-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	MYOK
Security Exchange Name	NASDAQ